COMMITMENTS AND CONTINGENCIES (DETAILS 2)	12 Months Ended		12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 USD USD ($)
Minimum Service Fees [Line Items]
Amount A helping to determine minimum service fee	623,010		$ 100,000
Amount B helping to determine minimum service fee	3,115		500
Future minimum service fees
2013	623,000
2014	623,000
2015	623,000
2016	623,000
2017	623,000
Thereafter	4,517,000
Total	7,632,000
Contigent consideration payable	33,774,000	44,227,000	5,421,000
Long-term deposits payable	10,541,000	12,180,000	$ 1,692,000